STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation expense			$ 129,657
ALTANINE, INC. [Member]
Stock-based compensation expense	$ 436,256	$ 278,416	$ 632,629	$ 542,800	$ 582,888
Stock options granted			2,903,574		1,549,500
Weighted average exercise price			$ 0.38
Options vesting period					9 years 4 months 24 days
Intrinsic value	556,558		$ 556,558
Unrecognized compensation expenses	$ 479,000		$ 479,000
Estimated weighted-average amortization period			1 year 9 months 18 days		3 years 4 months 24 days
ALTANINE, INC. [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-based compensation expense					$ 435,625
Stock options granted					1,549,500
Options vesting period			36 months
Estimated weighted-average amortization period					2 years 3 months 18 days